Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]	Carrying value of the financial instruments held at fair value1 Dec 31, 2022 Dec 31, 2021 in € m. Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 42,035 42,285 8,547 51,020 42,561 8,815 Trading securities 41,826 39,133 3,053 50,814 38,108 3,614 Other trading assets 209 3,152 5,494 206 4,453 5,201 Positive market values from derivative financial instruments 4,937 285,355 9,564 4,354 286,337 9,042 Non-trading financial assets mandatory at fair value through profit or loss 1,605 82,259 5,790 2,764 81,304 4,896 Financial assets designated at fair value through profit or loss 0 75 94 0 91 49 Financial assets at fair value through other comprehensive income 15,892 13,108 2,676 13,375 13,302 2,302 Other financial assets at fair value 1,684 (440)2 5 98 9282 78 Total financial assets held at fair value 66,153 422,640 26,675 71,611 424,524 25,182 Financial liabilities held at fair value: Trading liabilities 43,163 7,419 34 48,364 6,272 83 Trading securities 43,162 6,667 30 48,363 5,838 33 Other trading liabilities 2 752 3 0 434 49 Negative market values from derivative financial instruments 3,256 270,662 8,500 5,208 272,121 9,781 Financial liabilities designated at fair value through profit or loss 0 51,843 2,792 0 56,728 1,740 Investment contract liabilities 0 469 0 0 562 0 Other financial liabilities at fair value 240 1,6872 (511)3 5 3,0252 (179)3 Total financial liabilities held at fair value 46,660 332,080 10,815 53,576 338,707 11,424 1 Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”. 2 Predominantly relates to derivatives qualifying for hedge accounting. 3 Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.
Reconciliation of Financial Instruments Categorized in Level 3 [text block table]	Reconciliation of financial instruments classified in Level 3 Dec 31, 2022 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcompanies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofyear Financial assets held atfair value: Trading securities 3,614 0 (380) 2,226 (1,974) 80 (344) 606 (776) 3,053 Positive market valuesfrom derivative financialinstruments 9,042 0 (4,755) 0 0 0 (423) 8,011 (2,310) 9,564 Other trading assets 5,201 (0) (178) 748 (1,945) 2,998 (1,419) 875 (785) 5,494 Non-trading financial assets mandatory at fair value through profit or loss 4,896 (0) 332 652 (142) 1,373 (1,430) 702 (593) 5,790 Financial assets designated at fair value through profit or loss 49 0 2 0 0 0 (45) 88 0 94 Financial assets at fair value through other comprehensive income 2,302 0 (107)5 79 (338) 977 (752) 549 (36) 2,676 Other financial assets atfair value 78 0 0 0 0 0 0 0 (74) 5 Total financial assets heldat fair value 25,182 (0) (5,087)6,7 3,706 (4,399) 5,428 (4,413) 10,831 (4,573) 26,675 Financial liabilities heldat fair value: Trading securities 33 0 (3) 0 0 0 (0) 0 0 30 Negative market valuesfrom derivative financialinstruments 9,781 0 (3,256) 0 0 0 (633) 4,454 (1,845) 8,500 Other trading liabilities 49 0 (51) 0 0 0 5 0 0 3 Financial liabilitiesdesignated at fair valuethrough profit or loss 1,740 0 (55) 0 0 1,140 (202) 178 (10) 2,792 Other financial liabilitiesat fair value (179) 0 (380) 0 0 0 64 16 (31) (511) Total financial liabilitiesheld at fair value 11,424 0 (3,746)6,7 0 0 1,140 (766) 4,649 (1,887) 10,815 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters. 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower. 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements. 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year. 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 189 million recognized in other comprehensive income, net of tax and a loss of € 2 million recognized in the income statement presented in net gains (losses). 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 425 million and for total financial liabilities held at fair value this is a loss of € 35 million. 7 For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains. Dec 31, 2021 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcompanies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofyear Financial assets held atfair value: Trading securities 3,066 (2) (263) 3,183 (2,445) 0 (106) 766 (585) 3,614 Positive market valuesfrom derivative financialinstruments 8,725 0 890 0 0 0 (727) 2,938 (2,783) 9,042 Other trading assets 5,117 0 237 500 (2,194) 2,868 (1,635) 714 (406) 5,201 Non-trading financial assets mandatory at fair value through profit or loss 4,618 0 425 493 (288) 243 (733) 1,064 (926) 4,896 Financial assets designated at fair value through profit or loss 0 0 (0) 0 0 48 0 0 0 49 Financial assets at fair value through other comprehensive income 2,037 0 615 53 (150) 662 (560) 350 (150) 2,302 Other financial assets atfair value 20 0 2 0 0 0 (17) 0 74 78 Total financial assets heldat fair value 23,583 (2) 1,3516,7 4,229 (5,076) 3,821 (3,777) 5,831 (4,777) 25,182 Financial liabilities held atfair value: Trading securities 2 0 0 0 0 0 (0) 33 (2) 33 Negative market valuesfrom derivative financialinstruments 8,200 0 509 0 0 0 (367) 3,059 (1,620) 9,781 Other trading liabilities 0 0 (15) 0 0 0 0 64 0 49 Financial liabilitiesdesignated at fair valuethrough profit or loss 960 0 158 0 0 9928 (314) 198 (112) 1,740 Other financial liabilitiesat fair value (294) 0 (12) 0 0 0 33 13 81 (179) Total financial liabilitiesheld at fair value 8,867 0 4986,7,8 0 0 9928 (647) 3,367 (1,652) 11,424 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters. 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower. 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements. 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year. 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 13 million recognized in other comprehensive income, net of tax. 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 447 million and for total financial liabilities held at fair value this is a loss of € 44 million. 7 For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains. 8 Prior year’s comparatives aligned to presentation in the current year.
Sensitivity Analysis by Type of Instrument [text block table]	Breakdown of the sensitivity analysis by type of instrument1 Dec 31, 2022 Dec 31, 2021 in € m. Positive fair valuemovement fromusing reasonablepossible alternatives Negative fair valuemovement fromusing reasonablepossible alternatives Positive fair valuemovement fromusing reasonablepossible alternatives Negative fair valuemovement fromusing reasonablepossible alternatives Securities: Debt securities 239 274 267 256 Commercial mortgage-backed securities 15 20 18 15 Mortgage and other asset-backed securities 20 26 13 9 Corporate, sovereign and other debt securities 204 228 236 233 Equity securities 114 80 94 65 Derivatives: Credit 218 125 163 109 Equity 70 63 105 100 Interest related 605 217 409 232 Foreign Exchange 37 30 34 31 Other 59 110 98 82 Loans: Loans 618 459 570 340 Other 0 0 0 0 Total 1,959 1,357 1,739 1,215 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
Quantitative Information about Fair Value (Level 3) [text block table]	Financial instruments classified in Level 3 and quantitative information about unobservable inputs Dec 31, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)¹ Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value: Mortgage and other asset backedsecurities held for trading: Commercial mortgage-backedsecurities 22 0 Price based Price 0% 100 % Discounted cash flow Credit spread (bps) 182 1,720 Mortgage- and other asset-backedsecurities 128 0 Price based Price 0% 99 % Discounted cash flow Credit spread (bps) 169 2,672 Recovery rate 16% 95 % Constant default rate 0% 16 % Constant prepayment rate 3% 29 % Total mortgage- and other asset-backedsecurities 151 0 Debt securities and otherdebt obligations 4,720 2,625 Price based Price 0% 181 % Held for trading 2,741 30 Discounted cash flow Credit spread (bps) 62 1,369 Corporate, sovereign andother debt securities 2,741 Non-trading financial assets mandatory at fair value through profit or loss 1,844 Designated at fair value through profit or loss 0 2,594 Financial assets at fair value through other comprehensive income 135 Equity securities 787 0 Market approach Price per net asset value 0% 100 % Held for trading 161 0 Enterprise value/EBITDA(multiple) 5 13 Non-trading financial assets mandatory at fair value through profit or loss 626 Discounted cash flow Weighted average cost capital 8% 20 % Designated at fair value through profit or loss 0 Price based Price 0% 150 % Loans 8,819 3 Price based Price 0% 122 % Held for trading 5,298 3 Discounted cash flow Credit spread (bps) 133 1,520 Non-trading financial assets mandatory at fair value through profit or loss 925 Designated at fair value through profit or loss 94 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,502 Loan commitments 0 12 Discounted cash flow Credit spread (bps) 94 925 Recovery rate 35% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,6292 1863 Discounted cash flow IRR 7% 13 % Repo rate (bps) 2 525 Total non-derivative financialinstruments held at fair value 17,106 2,825 1Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position. 2 Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehencive income. 3 Other financial liabilities include € 141 million of securities sold under repurchase agreements designated at fair value and € 45 million other financial liabilities designated at fair value. Dec 31, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivativefinancial instruments: Interest rate derivatives 6,360 4,546 Discounted cash flow Swap rate (bps) (1,748) 1,301 Inflation swap rate (1) % 14 % Constant default rate 0% 15 % Constant prepayment rate 0% 19 % Option pricing model Inflation volatility 1% 6 % Interest rate volatility 0% 43 % IR - IR correlation (1) % 99 % Hybrid correlation (90) % 90 % Credit derivatives 577 517 Discounted cash flow Credit spread (bps) 1 4,885 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 25% 69 % Equity derivatives 452 1,155 Option pricing model Stock volatility 0% 75 % Index volatility 13% 30 % Index - index correlation 88% 96 % Stock - stock correlation 0% 0 % Stock Forwards 1% 11 % Index Forwards 0% 6 % FX derivatives 1,646 1,976 Option pricing model Volatility (12) % 48 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (6) 46 Other derivatives 534 (205)1 Discounted cash flow Credit spread (bps) 0 0 Option pricing model Index volatility 0% 91 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 9,569 7,989 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. Dec 31, 2021 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)¹ Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instrumentsheld at fair value: Mortgage and other asset backedsecurities held for trading: Commercial mortgage-backedsecurities 47 0 Price based Price 0% 114 % Discounted cash flow Credit spread (bps) 81 1,235 Mortgage- and other asset-backedsecurities 81 0 Price based Price 0% 112 % Discounted cash flow Credit spread (bps) 85 1,495 Recovery rate 0% 85 % Constant default rate 0% 2 % Constant prepayment rate 0% 27 % Total mortgage- and other asset-backedsecurities 128 0 Debt securities and other debtobligations 5,074 1,654 Price based Price 0% 212 % Held for trading 3,383 33 Discounted cash flow Credit spread (bps) 12 571 Corporate, sovereign and otherdebt securities 3,383 Non-trading financial assets mandatory at fair value through profit or loss 1,568 Designated at fair value through profit or loss 0 1,621 Financial assets at fair value through other comprehensive income 123 Equity securities 660 0 Market approach Price per net asset value 0% 101 % Held for trading 103 0 Enterprise value/EBITDA(multiple) 5 17 Non-trading financial assets mandatory at fair value through profit or loss 557 Discounted cash flow Weighted average cost capital 6% 20 % Designated at fair value through profit or loss 0 Price based Price 0% 139 % Loans 8,184 49 Price based Price 0% 275 % Held for trading 5,188 49 Discounted cash flow Credit spread (bps) 34 2,117 Non-trading financial assets mandatory at fair value through profit or loss 769 Designated at fair value through profit or loss 48 0 Recovery rate 40% 85 % Financial assets at fair value through other comprehensive income 2,179 Loan commitments 0 7 Discounted cash flow Credit spread (bps) 128 906 Recovery rate 40% 75 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,0162 1123 Discounted cash flow IRR 7% 16 % Repo rate (bps) (27) 400 Total non-derivative financialinstruments held at fair value 16,062 1,823 1Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position. 2 Other financial assets include € 13 million of other trading assets and € 2.0 billion other financial assets mandatory at fair value. 3 Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value. Dec 31, 2021 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivativefinancial instruments: Interest rate derivatives 4,725 4,724 Discounted cash flow Swap rate (bps) (80) 817 Inflation swap rate 1% 5 % Constant default rate 0% 20 % Constant prepayment rate 4% 24 % Option pricing model Inflation volatility 0% 9 % Interest rate volatility 0% 31 % IR - IR correlation (1) % 99 % Hybrid correlation (70) % 100 % Credit derivatives 686 827 Discounted cash flow Credit spread (bps) 2 6,630 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 30% 63 % Equity derivatives 766 1,749 Option pricing model Stock volatility 25% 68 % Index volatility 11% 80 % Index - index correlation 88% 91 % Stock - stock correlation 0% 0 % Stock Forwards 0% 9 % Index Forwards 0% 5 % FX derivatives 1,816 1,913 Option pricing model Volatility (33) % 59 % Quoted Vol 0% 0 % Other derivatives 1,127 3881 Discounted cash flow Credit spread (bps) 0 0 Option pricing model Index volatility 0% 131 % Commodity correlation 15% 86 % Total market values from derivativefinancial instruments 9,120 9,601 1Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]	1 Prior year’s comparatives aligned to presentation in the current year.
Recognitions of Trade Date Profit [text block table]	in € m. 2022 2021 Balance, beginning of year 462 454 New trades during the period 265 212 Amortization (111) (142) Matured trades (60) (61) Subsequent move to observability (9) (4) Exchange rate changes 3 2 Balance, end of year 550 462